SUPPLEMENT DATED DECEMBER 2, 2002 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.


Effective December 2, 2002, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Berger Institutional Products Trust
o    Berger IPT - Mid Cap Value Fund